Statement of Financial Position (USD $)	Nov. 30, 2014	Aug. 31, 2014	Aug. 31, 2013
Balance Sheets
Cash and Cash Equivalents, at Carrying Value	$ 277,526	$ 459,363	$ 19,178
Prepaid Expense, Current	431	593
Other Assets, Current		1,500
Assets, Current	277,957	461,456	19,178
Property, Plant and Equipment, Gross	132,202	146,704	62,782
Indefinite-Lived Intangible Assets (Excluding Goodwill)	1,392,483	1,410,973	1,425,231
Other Assets, Noncurrent	14,000	14,000	14,000
Assets, Noncurrent	1,538,685	1,571,677	1,502,013
Assets	1,816,642	2,033,133	1,521,191
Accrued Liabilities, Current	11,918	21,516	5,267
Loans Payable, Current	600,000	600,000	424,456
Derivative Instruments and Hedges, Liabilities	775,000	1,025,000	350,344
Liabilities, Current	1,386,918	1,646,516	780,067
Liabilities	1,386,918	1,646,516	780,067
Common Stock, Value, Issued	11,515	11,515	9,374
Additional Paid in Capital, Common Stock	8,191,503	8,191,503	6,329,521
Retained Earnings (Accumulated Deficit)	(7,773,294)	(7,816,401)	(5,597,771)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	429,724	386,617	741,124
Liabilities and Equity	$ 1,816,642	$ 2,033,133	$ 1,521,191